Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events

Note 19 - Subsequent Events

Subsequent to September 30, 2017, 1,185,857 warrants were exercised in exchange for 1,185,857 of the Company’s common stock at $0.30 a share. The Company received approximately $356,000 in proceeds from the warrants exercised.

On October 24, 2017, the Company received notification from NASDAQ that it has not regained compliance with the Minimum Stockholders’ Equity Requirement. The Company has appealed the Staff Delisting Determination and requested a hearing which is currently scheduled for December 7, 2017. As a result, the suspension and delisting will be stayed until pending the issuance of a written decision by the hearings panel. The Company is currently evaluating various alternative courses of action to regain compliance with the Minimum Stockholders’ Equity Requirement.

On November 17, 2017, the Company issued a $1,745,000 principal face amount note to an accredited investor which yielded net proceeds of $1,500,000 to the Company. The note bears interest at the rate of 10% per year and is due 10 months after the date of issuance. There is a fixed conversion price of $0.45 per share, and the Company is required to reserve 25 million of the 50 million shares set forth in Proposal 8 of the Definitive Schedule 14A filed with the SEC in October 2017. Redemptions may occur at any time after the 6 month anniversary of the date of issuance of the note with a minimum redemption price of $0.57 per share, and if the conversion rate is less than the market price, then the redemptions must be made in cash. The note contains standard events of default and a schedule of redemption premiums. There is also a most favored nations clause for the term of the note.

On December 6, 2017, Inpixon entered into Subscription Agreements with certain service providers and vendors (the “Providers”) in connection with the issuance by the Company of an aggregate of 2,279,411 shares of the Company’s common stock, par value $0.001 per share, including 1,103,030 shares issued at closing and rights to acquire up to an additional 1,176,381 shares of Common Stock at a purchase price of $0.34 per Share, in satisfaction of an aggregate of $775,000 payable to the Providers by the Company for services rendered. The Company will not receive any cash proceeds from the issuance and sale of the Shares.

Debenture Amendment

On December 11, 2017, the Company and the holders of the Debentures, with a current aggregate principal amount of $2,763,545.25, entered into an Amendment Agreement to modify the terms of the Securities Purchase Agreement and the Debentures to extend the maturity date of the Debentures from August 9, 2018 to January 2, 2019, to suspend all payments of interest scheduled to be made on the Debentures after December 11, 2017, all Periodic Redemption Amounts on each Periodic Redemption Date (as defined in the Debenture) and any other amounts payable under the Debentures until the Maturity Date, to reduce the conversion price of the Debentures to a fixed price of $0.24, which is based on a discount to the reported closing price of the Company’s common stock as of December 8, 2017, as may be adjusted, but not increased and to provide the Company with a forced conversion right if the VWAP (as defined in the Debenture) equals or exceeds $0.30 (subject to adjustment for reverse and forward stock splits, stock dividends, stock combinations and other similar transactions of the common stock that occur after the date hereof) for any 5 consecutive Trading Days, the Company may, upon the delivery of notice to the Debenture Holders, force the Debenture Holders to convert all or part of the then outstanding principal amount of this Debenture plus, if so specified in the forced conversion notice, accrued but unpaid interest, liquidated damages and other amounts owing to the Holders under the Debenture, so long as the Equity Conditions have been satisfied.

Note 28 — Subsequent Events

GemCap Loan and Security Agreement Amendment 2

On January 24, 2017, the Company, and its U.S. wholly-owned subsidiaries, Inpixon USA and Inpixon Federal, entered into Amendment Number 2 to the Loan and Security Agreement to amend that certain Loan and Security Agreement and Loan Agreement Schedule, both dated as of November 14, 2016, with GemCap Lending I, LLC whereby Section (21) of the definition of “Eligible Accounts” in Section 1.29 of the Loan Agreement was deleted and restated in its entirety as follows: Accounts that satisfy the criteria set forth in the foregoing items (1) – (20), which are owed by any other single Account Debtor or its Affiliates so long as such Accounts, in the aggregate, constitute no more than twenty percent (20%) of all Eligible Accounts, provided, that only for the period commencing on January 24, 2017 through and including April 24, 2017, Accounts in the aggregate only from and owed by Centene Corporation or its Affiliates may exceed twenty percent (20%) of all Eligible Accounts by an amount not to exceed $500,000, provided, further, that, from and after April 25, 2017, Accounts in the aggregate that are owed by Centene Corporation or its Affiliates that satisfy the criteria set forth in the foregoing items (1) – (20) shall not exceed twenty percent (20%) of all Eligible Accounts; and Borrower shall have paid to Lender an accommodation fee in the amount of $5,000 on February 2, 2017.

Company Name Change and Stock Split

On February 27, 2017, Sysorex Global, n/k/a Inpixon, entered into an Agreement and Plan of Merger with Inpixon, its wholly-owned Nevada subsidiary formed solely for the purpose of changing the Company’s corporate name from Sysorex Global to Inpixon. In accordance with the Merger Agreement, effective as of March 1, 2017, the subsidiary was merged with and into the Company with the Company as the surviving corporation.

As part of the Company’s Name Change, each of the Company’s subsidiaries also amended their corporate charters to change their names from Sysorex USA, Sysorex Government Services, Inc., and Sysorex Canada Corp. to Inpixon USA, Inpixon Federal, Inc., and Inpixon Canada, Inc., respectively, effective as of March 1, 2017.

Also on June 28, 2017, the Company filed a Certificate of Amendment to its Articles of Incorporation with the Secretary of State of the State of Nevada to effect a 1-for-15 reverse stock split of the Company’s common stock, par value $0.001 per share. Pursuant to the Amendment, every 15 shares of the issued and outstanding Common Stock were converted into one share of Common Stock, without any change in the par value per share.